Schedule of Right-of-use Assets (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Right-of-use Assets
Opening balance for the period	$ 6,781	$ 36,529	$ 36,529
Amortization of operating lease right-of use assets	(6,781)	$ (9,404)	(29,748)
Closing balance for the period			$ 6,781